VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

September 18, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE: Voya	Variable Portfolios, Inc. (formerly, ING Variable Portfolios, Inc.)

               (File Nos. 333-05173; 811-07651)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 73 (“Amendment”) to the Registration Statement of Voya Variable Portfolios, Inc. (“Registrant”). This Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“1933 Act”), as amended, and shall become effective on November 17, 2014.

This Amendment is being filed for the purpose of registering a new class of shares for the Registrant, Class T shares, for Voya Global Value Advantage Portfolio.

Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Jay Stamper at 480.477.2660.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli Vice President and Senior Counsel Voya Investment Management – Voya Family of Funds

Attachment

cc:	Huey P. Falgout, Jr., Esq.

Voya Investments, LLC

Phillip A. Newman, Esq.

Goodwin Procter LLP